SCHEDULE OF ACCRUED WARRANTY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Accrued warranty - beginning of year	$ 204	$ 319	$ 290
Warranty costs incurred	(96)	(106)	(89)
Provision for warranty			86
Translation adjustment	(4)	(9)	32
Accrued warranty - end of year	$ 104	$ 204	$ 319